Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Change in estimates

Effective October 1, 2013, the Company changed its estimate of the useful life of its containerships to 25 years from 30 years from the completion of its construction. As a result of the decrease in the estimated useful life an impairment charge of $78.2 million was recorded in 2013. The effect of this change of estimate and the impairment charge on the depreciation of the Company's vessels decreased depreciation charge by $2.40 million or $0.04 loss per share, basic and diluted for the six month period ended June 30, 2014.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In April 2014 the FASB issued ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. We plan to adopt ASU 2014-08 effective January 1, 2015 and do not expect that the adoption will have a significant effect on our financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09 “Revenue from Contracts with Customers”, which amends guidance for the presentation of revenue from contracts with customers outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016, for public entities. Early application is not permitted.  The Company has not yet evaluated the impact, if any, of the adoption of this new standard.